Provisions for employee benefits - Maturity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement
Net benefit liability (asset)	€ 819	€ 1,201
Other benefit plans
Statement
Net benefit liability (asset)	€ 301	€ 268
Other benefit plans | Average
Statement
Weighted average duration of benefit obligation	3 years 1 month 6 days	2 years 9 months 18 days
Other benefit plans | within 1 year
Statement
Net benefit liability (asset)	€ 83	€ 71
Other benefit plans | Later than one year and not later than two years
Statement
Net benefit liability (asset)	80	66
Other benefit plans | Later than two years and not later than three years
Statement
Net benefit liability (asset)	69	63
Other benefit plans | Later than three years and not later than four years
Statement
Net benefit liability (asset)	25	16
Other benefit plans | Later than four years and not later than five years
Statement
Net benefit liability (asset)	11	12
Other benefit plans | beyond 5 years
Statement
Net benefit liability (asset)	33	40
Italian defined benefit plans
Statement
Net defined benefit liability (asset)	€ 227	€ 258
Italian defined benefit plans | Average
Statement
Weighted average duration of defined benefit obligation	9 years 9 months 18 days	8 years 2 months 12 days
Italian defined benefit plans | within 1 year
Statement
Net defined benefit liability (asset)	€ 16	€ 12
Italian defined benefit plans | Later than one year and not later than two years
Statement
Net defined benefit liability (asset)	16	13
Italian defined benefit plans | Later than two years and not later than three years
Statement
Net defined benefit liability (asset)	18	17
Italian defined benefit plans | Later than three years and not later than four years
Statement
Net defined benefit liability (asset)	20	20
Italian defined benefit plans | Later than four years and not later than five years
Statement
Net defined benefit liability (asset)	20	21
Italian defined benefit plans | beyond 5 years
Statement
Net defined benefit liability (asset)	137	175
Foreign defined benefit plan
Statement
Net defined benefit liability (asset)	€ 129	€ 493
Foreign defined benefit plan | Average
Statement
Weighted average duration of defined benefit obligation	17 years 7 months 6 days	19 years 1 month 6 days
Foreign defined benefit plan | within 1 year
Statement
Net defined benefit liability (asset)	€ 23	€ 44
Foreign defined benefit plan | Later than one year and not later than two years
Statement
Net defined benefit liability (asset)	24	42
Foreign defined benefit plan | Later than two years and not later than three years
Statement
Net defined benefit liability (asset)	29	50
Foreign defined benefit plan | Later than three years and not later than four years
Statement
Net defined benefit liability (asset)	24	63
Foreign defined benefit plan | Later than four years and not later than five years
Statement
Net defined benefit liability (asset)	25	67
Foreign defined benefit plan | beyond 5 years
Statement
Net defined benefit liability (asset)	4	227
FISDE and other foreign medical plans
Statement
Net defined benefit liability (asset)	€ 162	€ 182
FISDE and other foreign medical plans | Average
Statement
Weighted average duration of defined benefit obligation	13 years 7 months 6 days	13 years 8 months 12 days
FISDE and other foreign medical plans | within 1 year
Statement
Net defined benefit liability (asset)	€ 9	€ 8
FISDE and other foreign medical plans | Later than one year and not later than two years
Statement
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | Later than two years and not later than three years
Statement
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | Later than three years and not later than four years
Statement
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | Later than four years and not later than five years
Statement
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | beyond 5 years
Statement
Net defined benefit liability (asset)	€ 125	€ 146